Other Non-Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Non-Current Assets
Other Non-Current Assets
10.	Other Non-Current Assets
Other non-current assets consist of the following:

	March 31, 2023	December 31, 2022
Long-term rental deposits	80,362,581	82,270,359
10.Other Non-Current Assets Other non-current assets consist of the following:

	December 31, 2022	December 31, 2021

Long-term rental deposits	82,270,359	67,311,223